PREPAID EXPENSES (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Prepaid Expenses Abstract
Amortization of prepaid expenses	$ 746	$ 731